BILLINGS IN EXCESS OF COSTS	9 Months Ended
Apr. 30, 2015
BILLINGS IN EXCESS OF COSTS
BILLINGS IN EXCESS OF COSTS
NOTE 8 – BILLINGS IN EXCESS OF COSTS

Billings in excess of costs consist of the following:

	April 30, 2015	July 31, 2014
Costs incurred on uncompleted contracts	$16,716,459	$7,863,873

Billings to date	(23,380,309)	(11,710,958)

	$(6,663,850)	$(3,847,085)

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$-	$-
Billings on uncompleted contracts in excess of costs	(6,663,850)	(3,847,085)

	$(6,663,850)	$(3,847,085)